UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300 Indianapolis, IN	46208
(Address of principal executive offices)	(Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 3/31

Date of reporting period: 09/30/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

DEAN FUNDS

Small Cap Value Fund

Mid Cap Value Fund

Semi-Annual Report

September 30, 2013

Fund Adviser:

Dean Investment Associates LLC

3500 Pentagon Blvd., Suite 200

Beavercreek, Ohio 45431

Toll Free 1-888-899-8343

DEAN SMALL CAP VALUE FUND HOLDINGS – (UNAUDITED)

[1]	As a percent of total investments.

The investment objective of the Dean Small Cap Value Fund is long-term capital appreciation and, secondarily, dividend income.

DEAN MID CAP VALUE FUND HOLDINGS – (UNAUDITED)

[1]	As a percent of total investments.

The investment objective of the Dean Mid Cap Value Fund is long-term capital appreciation and, secondarily, dividend income.

PORTFOLIO HOLDINGS – (UNAUDITED)

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. In addition, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUNDS’ EXPENSES – (UNAUDITED)

As a shareholder of each Fund, you incur ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, April 1, 2013 to September 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Dean Small Cap Value Fund	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period April 1, 2013 – September 30, 2013*
Actual	$1,000.00	$1,132.00	$6.68
Hypothetical**	$1,000.00	$1,018.80	$6.33

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).
**	Assumes a 5% return before expenses.

Dean Mid Cap Value Fund	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period April 1, 2013 – September 30, 2013*
Actual	$1,000.00	$1,082.00	$7.83
Hypothetical**	$1,000.00	$1,017.55	$7.59

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).
**	Assumes a 5% return before expenses.

DEAN FUNDS

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

Shares	COMMON STOCKS - 90.82%	Fair Value

	Agriculture Production - Livestock & Animal Specialties - 1.17%
29,460	Cal-Maine Foods, Inc.	$1,417,026

	Aircraft & Parts - 0.99%
17,080	Triumph Group, Inc.	1,199,358

	Books - Publishing Or Publishing & Printing - 1.23%
31,415	John Wiley & Sons, Inc. - Class A.	1,498,181

	Bottled & Canned Soft Drinks Carbonated Waters - 2.56%
18,315	Coca-Cola Bottling Co. Consolidated	1,146,885
110,080	National Beverage Corp. *	1,966,029

		3,112,914

	Chemicals and Allied Products - 0.82%
43,430	Olin Corp.	1,001,930

	Crude Petroleum & Natural Gas - 1.02%
56,570	KMG Chemicals, Inc.	1,243,974

	Drilling Oil & Gas Wells - 1.34%
29,570	Atwood Oceanics, Inc. *	1,627,533

	Electric Houseware & Fans - 2.06%
56,589	Helen of Troy Ltd. *	2,501,234

	Electric Lighting & Wiring Equipment - 2.37%
68,950	AZZ, Inc.	2,886,247

	Electrical Work - 0.88%
27,523	EMCOR Group, Inc.	1,076,975

	Finance Services - 2.15%
253,830	KKR Financial Holdings LLC (a)	2,622,064

	Fire, Marine & Casualty Insurance - 0.90%
8,055	Enstar Group Ltd. *	1,100,313

	Footwear, (No Rubber) - 1.45%
93,270	R.G. Barry Corp.	1,763,736

	Glass, Glassware, Pressed Or Blown - 1.20%
61,415	Libbey, Inc *	1,460,449

	Hospital & Medical Service Plans - 0.83%
31,700	Health Net, Inc. *	1,004,890

	Industrial Organic Chemicals - 1.22%
31,120	Sensient Technologies Corp.	1,490,337

	Inorganic Industrial Chemicals - 1.56%
77,844	Tronox Ltd. - Class A	1,904,843

	Life Insurance - 6.30%
135,255	American Equity Investment Life Holding Co.	2,870,111
56,927	Primerica, Inc.	2,296,435
58,730	Protective Life Corp.	2,498,961

		7,665,507

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

September 30, 2013

(Unaudited)

Shares	COMMON STOCKS - 90.82% - continued	Fair Value

	Lumber & Wood Products (No Furniture) - 2.16%
61,660	Koppers Holdings, Inc.	$2,629,799

	Measuring & Controlling Devices - 1.96%
37,145	MTS Systems Corp.	2,390,281

	Miscellaneous - Fabricated Metal Products - 2.84%
37,505	Barnes Group, Inc.	1,309,675
34,897	Crane Co.	2,152,098

		3,461,773

	Miscellaneous - Manufacturing Industries - 0.96%
42,905	Hillenbrand, Inc.	1,174,310

	National Commercial Banks - 4.13%
68,885	BBCN Bancorp, Inc	947,858
59,890	FirstMerit Corp.	1,300,212
119,038	Horizon Bancorp.	2,779,537

		5,027,607

	Natural Gas Distribution - 1.34%
36,170	Laclede Group, Inc./The	1,627,650

	Oil, Gas Field Services - 1.41%
85,370	C&J Energy Services, Inc. *	1,714,230

	Paper Mills - 2.61%
52,430	Schweitzer-Mauduit International, Inc.	3,173,588

	Printed Circuit Boards - 2.42%
115,490	Sparton Corp. *	2,944,995

	Radio & TV Broadcasting & Communications Equipment - 1.70%
121,075	ARRIS Group, Inc.*	2,065,539

	Refuse Systems - 1.25%
50,370	US Ecology, Inc.	1,517,648

	Retail - Apparel & Accessory Stores - 1.07%
38,165	Men’s Warehouse, Inc./The	1,299,518

	Retail - Auto Dealers & Gasoline Stations - 1.33%
22,055	Casey’s General Stores, Inc.	1,621,043

	Retail - Department Stores - 1.24%
64,190	Maidenform Brands, Inc. *	1,507,823

	Retail - Eating Places - 1.03%
27,425	CEC Entertainment, Inc.	1,257,710

	Retail - Miscellaneous Retail - 0.94%
25,265	Cash America International, Inc.	1,143,999

	Retail - Shoe Stores - 2.08%
38,635	Genesco, Inc. *	2,533,683

	Savings Institution, Federally Chartered - 3.29%
70,725	Dime Community Bancshares	1,177,571
79,300	Investors Bancorp, Inc.	1,735,084
67,855	United Financial Bancorp, Inc.	1,097,215

		4,009,870

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

September 30, 2013

(Unaudited)

Shares	COMMON STOCKS - 90.82% - continued	Fair Value

	Services - Auto Rental & Leasing (No Drivers) - 0.85%
17,235	Ryder System, Inc.	1,028,930

	Services - Business Services - 1.29%
211,540	CBIZ, Inc. *	1,573,858

	Services - Engineering Services - 1.91%
43,365	URS Corp.	2,330,869

	Services - Health Services - 1.04%
40,710	US Physical Therapy, Inc.	1,265,267

	Services - Hospitals - 3.26%
41,647	Magellan Health Services, Inc. *	2,497,154
182,310	Select Medical Holdings Corp.	1,471,242

		3,968,396

	Services - Skilled Nursing Care Facilities - 1.96%
58,160	Ensign Group, Inc./The	2,390,958

	Short-Term Business Credit Institutions - 1.24%
92,920	Nicholas Financial, Inc.	1,513,667

	Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.51%
31,870	Stepan Co.	1,839,855

	Special Industry Machinery (No Metalworking Machinery) - 1.07%
52,510	John Bean Technologies Corp.	1,306,449

	State Commercial Banks - 3.48%
66,162	Bryn Mawr Bank Corp.	1,784,389
50,785	C&F Financial Corp.	2,457,994

		4,242,383

	Title Insurance - 0.86%
14,009	Investors Title Co.	1,052,076

	Water, Sewer, Pipeline, Communication & Power Construction - 0.49%
24,715	MYR Group, Inc.*	600,574

	Wholesale Chemicals & Allied Products - 0.47%
10,720	Innophos Holdings, Inc.	565,802

	Wholesale - Computer & Peripheral Equipment & Software - 1.90%
46,461	Tech Data Corp. *	2,318,867

	Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.97%
20,495	Anixter International, Inc. *	1,796,592
44,770	Houston Wire & Cable Co.	603,052

		2,399,644

	Wholesale - Farm Product Raw Materials - 1.66%
28,850	Andersons, Inc./ The	2,016,615

	Wholesale - Paper & Paper Products - 2.05%
57,480	United Stationers, Inc.	2,500,380

	TOTAL COMMON STOCKS (Cost $89,516,896)	110,593,167

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

September 30, 2013

(Unaudited)

Shares		Fair Value

	REAL ESTATE INVESTMENT TRUSTS - 4.12%
98,615	Chatham Lodging Trust	1,761,264
102,485	Newcastle Investment Corp.	575,966
17,110	Rhyman Hospitality Properties, Inc.	590,466
227,645	Summit Hotel Properties, Inc.	2,092,057

		5,019,753

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,778,098)	5,019,753

	MONEY MARKET SECURITIES - 5.03%
6,118,141	Fidelity Institutional Money Market Portfolio, 0.08% (b)	$6,118,141

	TOTAL MONEY MARKET SECURITIES (Cost $6,118,141)	6,118,141

	TOTAL INVESTMENTS (Cost $100,413,135) - 99.97%	$121,731,061

	Other assets less liabilities - 0.03%	22,395

	TOTAL NET ASSETS - 100.00%	$121,753,456

* Non-income producing securities.

(a) Limited Partnership.

(b) Variable rate security; the rate shown represents the 7 day yield at September 30, 2013.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

Shares	COMMON STOCKS - 93.62%	Fair Value

	Accident & Health Insurance - 3.47%
3,787	Reinsurance Group Of America, Inc.	$253,691
8,025	Unum Group	244,281

		497,972

	Beverages - 1.38%
4,430	Dr Pepper Snapple Group, Inc.	198,553

	Canned Fruits, Vegetable & Preserves, Jams & Jellies - 1.52%
2,072	JM Smucker Co./The	217,643

	Chemicals & Allied Products - 3.49%
3,859	FMC Corp.	276,767
3,341	Rockwood Holdings, Inc.	223,513

		500,280

	Construction, Mining & Materials Handling Machinery & Equipment - 1.89%
3,019	Dover Corp.	271,197

	Crude Petroleum & Natural Gas - 3.47%
4,538	Noble Energy, Inc.	304,091
6,967	QEP Resources, Inc.	192,916

		497,007

	Cutlery, Handtools, & General Hardware - 1.61%
2,322	Snap-On, Inc.	231,039

	Electric & Other Services Combined - 3.19%
8,732	CMS Energy Corp.	229,826
9,647	NV Energy, Inc.	227,766

		457,592

	Fire, Marine & Casualty Insurance - 3.14%
4,227	Allstate Corp./The	213,675
5,511	W.R. Berkley Corp.	236,201

		449,876

	Grain Mill Products - 2.03%
4,404	Ingredion, Inc.	291,413

	Household Appliances - 1.79%
1,751	Whirlpool Corp.	256,416

	Heavy Construction Other Than Building Construction - Contractors - 1.69%
3,412	Fluor Corp.	242,116

	Industrial Organic Chemicals - 1.69%
5,046	Sensient Technologies Corp.	241,653

	Investment Advice - 3.42%
2,608	Ameriprise Financial, Inc.	237,537
7,932	Invesco Ltd.	253,031

		490,568

	Life Insurance - 2.22%
4,395	Torchmark Corp.	317,978

	Miscellaneous Electrical Machinery, Equipment & Supplies - 1.47%
2,305	Energizer Holdings, Inc.	210,101

	Miscellaneous Fabricated Metal Products - 1.83%
2,412	Parker Hannifin Corp.	262,233

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

September 30, 2013

Shares	COMMON STOCKS - 93.62% - continued	Fair Value

	Miscellaneous Industrial & Commercial Machinery & Equipment - 1.71%
3,573	Eaton Corp.	$245,965

	Motors & Generators - 1.50%
3,169	Regal-Beloit Corp.	215,270

	National Commercial Banks - 4.64%
3,108	BOK Financial Corp.	196,892
22,599	KeyCorp	257,629
7,664	Zions Bancorporation	210,147

		664,668

	Natural Gas Distribution - 3.61%
5,413	AGL Resources, Inc.	249,160
3,912	National Fuel Gas Co.	268,989

		518,149

	Oil & Gas Field Machinery & Equipment - 2.85%
4,109	Baker Hughes, Inc.	201,752
3,537	Cameron International Corp. *	206,455

		408,207

	Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.47%
2,573	Zimmer Holdings, Inc.	211,346

	Paper Mills - 1.49%
5,574	MeadWestvaco Corp.	213,930

	Petroleum Refining - 1.49%
3,537	Murphy Oil Corp.	213,352

	Personal Credit Institutions - 1.71%
4,841	Discover Financial Services	244,664

	Plastic Products - 2.91%
8,105	Newell Rubbermaid, Inc.	222,888
7,134	Sealed Air Corp.	193,973

		416,861

	Pumps & Pumping Equipment - 1.96%
4,502	Flowserve Corp.	280,880

	Railroad, Line-Haul Operating - 1.73%
9,665	CSX Corp.	248,777

	Retail - Auto Dealers & Gasoline Stations - 1.28%
6,163	CST Brands, Inc. *	183,657

	Retail - Department Stores - 2.85%
4,010	Kohl’s Corp.	207,518
4,636	Macy’s, Inc.	200,600

		408,118

	Retail - Eating Places - 1.43%
4,422	Darden Restaurants, Inc.	204,694

	Retail - Home Furniture, Furnishings & Equipment Stores - 1.26%
2,340	Bed Bath & Beyond, Inc. *	181,022

	Semiconductors & Related Devices - 1.66%
5,985	Linear Technology Corp.	237,365

	Services - Advertising Agencies - 1.80%
15,024	Interpublic Group of Companies, Inc./The	258,112

	Services - Business Services - 1.54%
4,330	Global Payments, Inc.	221,176

	Services - Hospitals - 1.71%
2,447	Mednax, Inc. *	245,679

	Services - Management Consultant Services - 2.48%
3,323	Towers Watson & Co. - Class A	355,428

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

September 30, 2013

Shares	COMMON STOCKS - 93.62% - continued	Fair Value

	Services - Prepackaged Software - 2.00%
7,610	Synopsys, Inc. *	$286,897

	State Commercial Banks - 1.80%
2,305	M&T Bank Corp.	257,976

	Surgical & Medical Instruments & Apparatus - 3.75%
2,733	C.R. Bard, Inc.	314,842
6,038	CareFusion Corp.*	222,802

		537,644

	Wholesale - Electronic Parts & Equipment - 3.70%
4,761	Arrow Electronics, Inc. *	231,051
5,788	TE Connectivity Ltd.	299,703

		530,754

	TOTAL COMMON STOCKS (Cost $10,322,938)	13,424,228

	REAL ESTATE INVESTMENT TRUSTS - 2.98%
11,367	BioMed Realty Trust, Inc.	211,313
17,732	Medical Properties Trust, Inc.	215,798

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $428,480)	427,111

	MONEY MARKET SECURITIES - 3.35%
480,041	Fidelity Institutional Money Market Portfolio, 0.08% (a)	480,041

	TOTAL MONEY MARKET SECURITIES (Cost $480,041)	480,041

	TOTAL INVESTMENTS (Cost $11,231,459) - 99.81%	$14,331,380

	Other assets less liabilities - 0.19%	6,531

	TOTAL NET ASSETS - 100.00%	$14,337,911

* Non-income producing securities.

(a) Variable rate security; the rate shown represents the 7 day yield at September 30, 2013.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

STATEMENTS OF ASSETS & LIABILITIES

September 30, 2013

(Unaudited)

	Small Cap Value Fund	Mid Cap Value Fund
ASSETS
Investment in securities:
At cost	$100,413,135	$11,231,459

At fair value	$121,731,061	$14,331,380
Dividends receivable	$153,232	$15,899
Receivable for capital stock sold	56,986	—
Interest receivable	433	28
Prepaid expenses	16,915	9,701

TOTAL ASSETS	121,958,627	14,357,008

LIABILITIES
Payable for capital stock purchased	94,702	—
Payable to Adviser	95,118	4,909
Payable to administrator, transfer agent, and fund accountant	7,328	2,968
Payable to custodian	1,178	1,022
Payable to trustees & officers	627	627
Accrued expenses	6,218	9,571

TOTAL LIABILITIES	205,171	19,097

NET ASSETS	$121,753,456	$14,337,911

Net assets consist of:
Paid in capital	$95,184,485	$15,336,484
Accumulated undistributed net investment income	250,204	29,161
Accumulated net realized gains (losses) from security transactions	5,000,841	(4,127,655)
Net unrealized appreciation on investments	21,317,926	3,099,921

NET ASSETS	$121,753,456	$14,337,911

Shares of beneficial interest outstanding (unlimited numbers of shares authorized)	7,978,528	1,076,694

Net asset value, offering, and redemption price per share	$15.26	$13.32

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

STATEMENTS OF OPERATIONS

For the Period Ended September 30, 2013

(Unaudited)

	Small Cap Value Fund	Mid Cap Value Fund
Investment Income
Dividends (net of foreign withholding tax of $4,550 for the Small Cap Value Fund)	$863,022	$122,590
Interest	3,110	278

Total Income	866,132	122,868

Expenses
Investment advisory fees	457,848	68,274
Administration expenses	34,770	5,663
Transfer agent expenses	28,485	12,463
Fund Accounting expenses	18,184	2,761
Registration expenses	18,690	13,037
Custody expenses	13,984	2,703
Legal expenses	10,931	11,031
Printing expenses	10,061	2,353
Audit expenses	6,809	6,809
CCO expenses	4,866	4,866
Trustees expenses	4,508	4,336
Pricing expenses	1,958	1,726
Insurance expenses	1,758	1,758
Miscellaneous expenses	1,661	1,310

Total Expenses	614,513	139,090
Fees and expenses recouped by Adviser	22,838	—
Fees waived and expenses reimbursed by Adviser	—	(36,623)

Net Expenses	637,351	102,467

Net Investment Income	228,781	20,401

Realized & Unrealized Gain (Loss)
Net realized gains on security transactions	1,098,545	173,547
Change in unrealized appreciation on investments	11,278,399	887,681

Net realized & unrealized gains on investments	12,376,944	1,061,228

Net increase (decrease) in net assets resulting from operations	$12,605,725	$1,081,629

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Value Fund
	For the Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Increase (Decrease) in Net Assets from:
Operations
Net investment income	$228,781	$78,641
Net realized gains from security transactions	1,098,545	4,852,132
Change in unrealized appreciation on investments	11,278,399	5,677,262

Net increase in net assets from operations	12,605,725	10,608,035

Distributions
From net investment income	—	(205,037)

Decrease in net assets from distributions to shareholders	—	(205,037)

Capital Share Transactions

Proceeds from shares sold	37,185,801	20,977,955
Reinvestment of distributions	—	194,173
Amounts paid for shares redeemed	(7,527,509)	(6,362,962)

Net increase in net assets from capital share transactions	29,658,292	14,809,166

Total Increase in Net Assets	42,264,017	25,212,164

Net Assets
Beginning of period	79,489,439	54,277,275

End of period	$121,753,456	$79,489,439

Accumulated undistributed net investment income included in net assets	$250,204	$21,423

Capital Share Transactions
Shares sold	2,600,138	1,732,806
Shares issued in reinvestment of distributions	—	16,235
Shares redeemed	(519,885)	(537,530)

Net increase in shares outstanding	2,080,253	1,211,511

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS - continued

	Mid Cap Value Fund
	For the Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Increase (Decrease) in Net Assets from:
Operations
Net investment income	$20,401	$57,918
Net realized gains from security transactions	173,547	264,726
Change in unrealized appreciation on investments	887,681	1,342,089

Net increase in net assets resulting from operations	1,081,629	1,664,733

Distributions
From net investment income	—	(82,027)

Decrease in net assets from distributions to shareholders	—	(82,027)

Capital Share Transactions
Proceeds from shares sold	377,339	676,571
Reinvestment of distributions	—	78,830
Amounts paid for shares redeemed	(124,229)	(263,524)

Net increase in net assets from capital share transactions	253,110	491,877

Total Increase in Net Assets	1,334,739	2,074,583

Net Assets
Beginning of period	13,003,172	10,928,589

End of period	$14,337,911	$13,003,172

Accumulated undistributed net investment income included in net assets	$29,161	$8,760

Capital Share Transactions
Shares sold	29,732	63,504
Shares issued in reinvestment of distributions	—	7,212
Shares redeemed	(9,651)	(24,954)

Net increase in shares outstanding	20,081	45,762

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	For the Six		For the Years ended
	Months Ended September 30, 2013 (Unaudited)		March 31, 2013	March 31, 2012		March 31, 2011	March 31, 2010	March 31, 2009
Net asset value, beginning of period	$13.48		$11.58	$11.41		$9.57	$5.08	$8.80

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.02 (b)	0.04	(b)	0.02 (b)	0.12	0.08
Net realized and unrealized gains (losses) on investments	1.75		1.92	0.14		1.93 (d)	4.45	(3.68)

Total income (loss) from investment operations	1.78		1.94	0.18		1.95	4.57	(3.60)

Less distributions:
From net investment income	—		(0.04)	(0.01)		(0.11)	(0.08)	(0.10)
From net realized gains	—		—	—		—	—	(0.02)

Total distributions	—		(0.04)	(0.01)		(0.11)	(0.08)	(0.12)

Net asset value, end of period	$15.26		$13.48	$11.58		$11.41	$9.57	$5.08

Total Return (a)	13.20	%(f)	16.81%	1.58%		20.47%	90.14%	-41.11%

Ratios and Supplemental Data

Net assets, end of period	$121,753,456		$79,489,439	$54,277,275		$30,273,968	$18,965,347	$9,561,422

Ratio of expenses to average net assets
After fee waivers and/or expense reimbursement/recoupment by Adviser	1.25	%(g)	1.25%	1.32	%(e)	1.50%	1.50%	1.50	%(c)
Before fee waivers and/or expense reimbursement/recoupment by Adviser	1.21	%(g)	1.41%	1.58%		2.03%	2.30%	2.42%
Ratio of net investment income (loss) to average net assets:
After fee waivers and/or expense reimbursement/recoupment by Adviser	0.45	%(g)	0.13%	0.36%		0.20%	1.58%	1.22	%(c)
Before fee waivers and/or expense reimbursement/recoupment by Adviser	0.49	%(g)	(0.03)%	0.10%		(0.33)%	0.78%	0.30%
Portfolio turnover rate	21%		142%	214%		183%	165%	141%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b)	Calculated using the average shares method.
(c)	A portion of the waiver was related to 12b-1 expenses voluntarily waived by the Adviser, equal to 0.19% of average net assets.
(d)	Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations.
(e)	Effective August 1, 2011, the Adviser agreed to waive fees to maintain Fund expenses at 1.25% (excluding Service fees). Prior to that date, the expense cap was 1.50%.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

Per Share Data for a Share Outstanding Throughout Each Period

			For the Years ended
	For the Six Months Ended September 30, 2013 (Unaudited)		March 31, 2013	March 31, 2012	March 31, 2011	March 31, 2010	March 31, 2009
Net asset value, beginning of period	$12.31		$10.81	$10.52	$9.89	$6.32	$10.65

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.06	0.03	0.08 (b)	0.07	0.15
Net realized and unrealized gains (losses) on investments	0.99		1.52	0.31	0.65 (d)	3.59	(4.34)

Total income (loss) from investment operations	1.01		1.58	0.34	0.73	3.66	(4.19)

Less distributions:
From net investment income	—		(0.08)	(0.05)	(0.10)	(0.09)	(0.14)

Total distributions	—		(0.08)	(0.05)	(0.10)	(0.09)	(0.14)

Net asset value, end of period	$13.32		$12.31	$10.81	$10.52	$9.89	$6.32

Total Return(a)	8.20	%(e)	14.71%	3.29%	7.39%	57.97%	-39.52%
Ratios and Supplemental Data

Net assets, end of period	$14,337,911		$13,003,172	$10,928,589	$9,984,938	$14,217,713	$9,099,560

Ratio of expenses to average net assets:
After fee waivers and/or expense reimbursement by Adviser	1.50	%(f)	1.50%	1.50%	1.50%	1.50%	1.50	%(c)
Before fee waivers and/or expense reimbursement by Adviser	2.04	%(f)	2.23%	2.57%	2.52%	2.39%	2.47%
Ratio of net investment income (loss) to average net assets:
After fee waivers and/or expense reimbursement by Adviser	0.30	%(f)	0.52%	0.34%	0.82%	0.80%	1.73	%(c)

Before fee waivers and/or expense reimbursement by Adviser	(0.24	)%(f)	(0.20)%	(0.73)%	(0.20)%	(0.09)%	0.76%
Portfolio turnover rate	17%		49%	59%	111%	62%	77%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b)	Calculated using the average shares method
(c)	A portion of the waiver was related to 12b-1 expenses voluntarily waived by the Adviser, equal to 0.19% of average net assets.
(d)	Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2013

(Unaudited)

NOTE 1. Organization

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on November 13, 2006. The Mid Cap Fund was formerly known as the Dean Large Cap Value Fund. The name change was effective March 31, 2011. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).

The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Funds are series of funds currently authorized by the Trustees. The investment adviser to each Fund is Dean Investment Associates, LLC (“Dean Investment Associates” or “Adviser”). In addition, the Adviser has retained Dean Capital Management, LLC (“DCM” or “Sub-Adviser”) to serve as sub-adviser to the Funds. DCM is an affiliate of the Adviser. The investment objective of the Small Cap Fund and the Mid Cap Fund is long-term capital appreciation and, secondarily, dividend income.

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirement applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the period ended September 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2009.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Distributions received from investments in real estate investment trusts (“REITS”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distributions information available. Distributions received from investments in publicly traded partnerships are recorded as dividend income for book purposes. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid or fair valued bonds, if the Adviser’s research indicates a high recovery rate in restructuring, and the Funds expect to hold the bond until the issue is restructured, past due interest may not be written off in its entirety.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – continued

September 30, 2013

(Unaudited)

NOTE 2. Significant Accounting Policies - continued

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. As of September 30, 2013, there were no material reclassifications.

NOTE 3. Securities Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, master limited partnership and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service using observable inputs other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – continued

September 30, 2013

(Unaudited)

NOTE 3. Securities Valuation and Fair Value Measurements – continued

Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of fixed income securities are categorized as Level 2 securities. If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – continued

September 30, 2013

(Unaudited)

NOTE 3. Securities Valuation and Fair Value Measurements – continued

The following is a summary of the inputs used at September 30, 2013 in valuing the Small Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$110,593,167	$—	$—	$110,593,167
Real Estate Investment Trusts	5,019,753	—	—	5,019,753
Money Market Securities	6,118,141	—	—	6,118,141

Total	$121,731,061	$—	$—	$121,731,061

*	Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used at September 30, 2013 in valuing the Mid Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$13,424,228	$—	$—	$13,424,228
Real Estate Investment Trusts	427,111	—	—	427,111
Money Market Securities	480,041	—	—	480,041

Total	$14,331,380	$—	$—	$14,331,380

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended September 30, 2013, the Funds had no transfers between Levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. Fees and Transactions with Affiliates and Related Parties

Each Fund’s investments are managed by the Adviser pursuant to the terms of an advisory agreement. The Adviser has hired the Sub-Adviser to manage the Funds’ assets on a day-to-day basis. The Sub-Adviser is paid by the Adviser. In accordance with the advisory agreements, the Adviser is entitled to an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of the Small Cap Fund and 1.00% of the average daily net assets of the Mid Cap Fund. For the period ended September 30, 2013, the Adviser earned fees, before the waiver and recoupment described below, of $457,848 and $68,274 from the Small Cap Fund and the Mid Cap Fund, respectively. The Adviser has contractually agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which the Funds may invest) at 1.25% of average daily net assets for the Small Cap Fund and 1.50% of the average daily net assets for the Mid Cap Fund through July 31, 2014. Prior to August 1, 2011, the Small Cap Fund’s expense cap was 1.50%. At September 30, 2013, the Adviser was owed $95,118 from the Small Cap Fund and $4,909 from the Mid Cap Fund. Each waiver or reimbursement by the Adviser with respect to a Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – continued

September 30, 2013

(Unaudited)

NOTE 4. Fees and Transactions with Affiliates and Related Parties – continued

reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment. For the period ended September 30, 2013, the Adviser has recouped fees and expenses of $22,838 for the Small Cap Fund and has waived fees and reimbursed expenses of $36,623 for the Mid Cap Fund.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, at September 30, 2013, were as follows:

Fund	Amount	Expires March 31,
Small Cap Value Fund	$91,944	2014
	110,319	2015
	95,674	2016
Mid Cap Value Fund	$107,202	2014
	102,935	2015
	81,023	2016
	36,623	2017

Each Fund retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. These administrative services also include fund accounting and transfer agency services. For the period ended September 30, 2013, HASI earned fees of $34,770 for administrative services provided to the Small Cap Fund and $5,663 for the Mid Cap Fund. At September 30, 2013, HASI was owed $7,648 from the Small Cap Fund and $1,232 from the Mid Cap Fund, for administrative services. For the period ended September 30, 2013, HASI earned fees of $18,184 for fund accounting services provided to the Small Cap Fund and $2,761 for the Mid Cap Fund. At September 30, 2013, HASI owed $1,295 to the Small Cap Fund and was owed $43 from the Mid Cap Fund, for fund accounting services. For the period ended September 30, 2013, HASI earned fees of $28,485 for transfer agency services provided to the Small Cap Fund and $12,463 for the Mid Cap Fund. At September 30, 2013, HASI was owed $975 from the Small Cap Fund and $1,693 from the Mid Cap Fund, for transfer agency services. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”). For the period ended September 30, 2013, Huntington National Bank earned fees of $13,984 and $2,703 by the Small Cap Fund and Mid Cap Fund, respectively, for custody services provided to the Funds. At September 30, 2013, the custodian was owed $1,178 by the Small Cap Value Fund and $1,022 by the Mid Cap Value Fund for custody services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds for the period ended September 30, 2013. The Distributor and HASI are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 5. Investments

For the period ended September 30, 2013, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Small Cap Fund	Mid Cap Fund
Purchases of investment securities	$47,715,666	$2,573,862

Proceeds from sales and maturities of investment securities	$20,244,600	$2,292,637

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – continued

September 30, 2013

(Unaudited)

NOTE 5. Investments – continued

As of September 30, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Small Cap Fund	Mid Cap Fund
Gross unrealized appreciation	$21,373,620	$3,155,086
Gross unrealized depreciation	(92,611)	(61,313)

Net unrealized appreciation (depreciation)	$21,281,009	$3,093,773

Federal income tax cost	$100,450,052	$11,237,607

NOTE 6. Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2013, Charles Schwab and Co., Inc. owned 29.15% of the Small Cap Fund and Dean Wealth Management LP and The C.H. Dean Companies, LLC, each an affiliate of the Adviser and Sub-Adviser, owned 49.50% and 17.27%, respectively of the Mid Cap Fund. As a result, Charles Schwab and Co., Inc. may be deemed to control the Small Cap Fund and Dean Wealth Management LP may be deemed to control the Mid Cap Fund.

NOTE 8. Distributions to Shareholders

Small Cap Fund:

The tax character of distributions paid during the fiscal years ended March 31, 2013 and 2012 was as follows:

	2013	2012
Distributions paid from:
Ordinary income	$205,037	$42,868

	$205,037	$42,868

Mid Cap Fund:

The tax character of distributions paid during the fiscal years ended March 31, 2013 and 2012 was as follows:

	2013	2012
Distributions paid from:
Ordinary income	$82,027	$50,620

	$82,027	$50,620

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS – continued

September 30, 2013

(Unaudited)

NOTE 8. Distributions to Shareholders – continued

As of March 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis are as follows:

	Small Cap Value Fund	Mid Cap Value Fund
Undistributed ordinary income	$3,878,602	$8,760
Undistributed long-term realized gain	82,034	—
Capital loss carryforward	—	(4,295,054)
Unrealized appreciation (depreciation)	10,002,610	2,206,092

	$13,963,246	$(2,080,202)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales in the amount of $36,917 for the Small Cap Fund and of $6,148 for the Mid Cap Fund.

NOTE 9. Capital Loss Carryforwards

As of March 31, 2013, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, in the following amounts:

Pre-RIC Modernization Act

Fund	Amount	Expires March 31,
Mid Cap Value Fund	$2,113,057	2017
Mid Cap Value Fund	$2,135,365	2018

Post-RIC Modernization Act

Fund	Short Term	Long Term	Expiration Date
Mid Cap Value Fund	$46,632	$—	N/A

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. The provisions of the Act are effective for the Funds’ fiscal year ending March 31, 2013. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The $46,632 capital loss carryforward for the Mid Cap Value Fund may only be used to off-set future short-term gains and must be used before the Mid Cap Value Fund’s other capital loss carryforwards.

During the year ended March 31, 2013, the Small Cap Fund utilized $511,223 in capital loss carryforwards.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (888) 899-8343 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

John C. Swhear, President

Tara Pierson, Secretary

Joseph L. Rezabek, Senior Vice President

Robert W. Silva, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Dean Investment Associates LLC

3500 Pentagon Blvd., Suite 200

Beavercreek, Ohio. 45431

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2.	Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3.	Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4.	Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5.	Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6.	Schedule of Investments. Schedule filed with Item 1.

Item 7.        Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8.	Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.        Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of November 29, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, President

Date	12/6/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, President

Date	12/6/2013

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date	12/6/2013